Share capital and additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Issued share capital and additional paid-in capital

	Number of shares	Ordinary shares	Additional paid-in capital	Total	Non- controlling interest	Total equity
	(thousands)	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

At January 1, 2017	227,717	77	395,924	396,001	99,000	495,001
Shares issued during the year	772,283	248	(222)	26	7	33
Share issuance expenses	-	-	(12,528)	(12,528)	(3,132)	(15,660)
At December 31, 2017	1,000,000	325	383,174	383,499	95,875	479,374
Shares issued during the year	862	1	-	1	-	1
At December 31, 2018	1,000,862	326	383,174	383,500	95,875	479,375
Shares issued during the year	269	*	-	*	-	-
At December 31, 2019	1,001,131	326	383,174	383,500	95,875	479,375